Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	$ 84,378	$ 77,181
Gross amounts offset on the consolidated balance sheet	(16,328)	(10,074)
Net amounts	68,050	67,107
Financial instruments	(11,789)	(13,977)
Collateral received	(53,558)	(49,174)
Net amounts	2,703	3,956
Amounts not subject to enforecable netting agreements	2,319	2,653
Derivatives	21,431	24,342
Cash collateral on securities borrowed	5,488	5,035
Securities purchased under resale agreements	43,450	40,383
Net amounts presented on the consolidated balance sheet	70,369	69,760
Gross amounts of recognized financial liabilities	68,507	61,669
Gross amounts offset on the consolidated balance sheet	(16,328)	(10,074)
Net amounts	52,179	51,595
Financial instruments	(11,789)	(13,977)
Collateral pledged	(39,016)	(35,375)
Net amounts	1,374	2,243
Amounts not subject to enforecable netting agreements	2,365	1,671
Derivatives	20,973	23,271
Cash collateral on securities lent	2,731	2,024
Obligations related to securities sold under repurchase agreements	30,840	27,971
Net amounts presented on the consolidated balance sheet	54,544	53,266
Derivative liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	33,358	31,058
Gross amounts offset on the consolidated balance sheet	(14,750)	(9,458)
Net amounts	18,608	21,600
Financial instruments	(11,789)	(13,977)
Collateral pledged	(5,539)	(5,468)
Net amounts	1,280	2,155
Amounts not subject to enforecable netting agreements	2,365	1,671
Cash Collateral On Securities Lent [Member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	2,731	2,024
Gross amounts offset on the consolidated balance sheet	0	0
Net amounts	2,731	2,024
Financial instruments	0	0
Collateral pledged	(2,697)	(1,983)
Net amounts	34	41
Amounts not subject to enforecable netting agreements	0	0
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial liabilities	32,418	28,587
Gross amounts offset on the consolidated balance sheet	(1,578)	(616)
Net amounts	30,840	27,971
Financial instruments	0	0
Collateral pledged	(30,780)	(27,924)
Net amounts	60	47
Amounts not subject to enforecable netting agreements	0	0
Derivative Assets [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	33,862	31,147
Gross amounts offset on the consolidated balance sheet	(14,750)	(9,458)
Net amounts	19,112	21,689
Financial instruments	(11,789)	(13,977)
Collateral received	(4,794)	(3,939)
Net amounts	2,529	3,773
Amounts not subject to enforecable netting agreements	2,319	2,653
Cash Collateral Securities [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	5,488	5,035
Gross amounts offset on the consolidated balance sheet	0	0
Net amounts	5,488	5,035
Financial instruments	0	0
Collateral received	(5,406)	(4,901)
Net amounts	82	134
Amounts not subject to enforecable netting agreements	0	0
Securities Purchased Under Resale Agreements [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts of recognized financial assets	45,028	40,999
Gross amounts offset on the consolidated balance sheet	(1,578)	(616)
Net amounts	43,450	40,383
Financial instruments	0	0
Collateral received	(43,358)	(40,334)
Net amounts	92	49
Amounts not subject to enforecable netting agreements	$ 0	$ 0